CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF OPERATIONS
Related-party revenues	¥ 133,758	¥ 95,821	¥ 59,953
Convertible senior notes	1.625%